Net Loss Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Loss Per Common Share [Abstract]
Net Loss Per Common Share
14. Net Loss Per Common Share

Basic net loss per common share is computed based upon the weighted average number of common shares outstanding as defined by ASC No. 260,  Earnings Per Share .  Diluted net loss per common share includes the dilutive effects of stock options, stock equivalents and warrants.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted net loss per share.  For the six months ended June 30, 2013, 7,139,165 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would have been antidilutive.  For the six months ended June 30, 2012, 8,991,955 shares issuable upon the exercise of stock options and warrants were not included in the computation of net loss per share because their inclusion would have been antidilutive.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share for the three and six months ended June 30, 2013 and 2012:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012

Numerator:
Net loss	$(1,472,413)	$(1,034,223)	$(1,627,483)	$(4,029,860)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,932,826	38,580,261	38,920,671	38,580,261
Diluted shares:
Weighted-average common shares used to compute basic net loss per common share	38,932,826	38,580,261	38,920,671	38,580,261
Weighted-average common shares used to compute diluted net loss per common share	38,932,826	38,580,261	38,920,671	38,580,261

Net loss per common share:
Basic	$(0.04)	$(0.03)	$(0.04)	$(0.10)
Diluted	$(0.04)	$(0.03)	$(0.04)	$(0.10)

12. Net Loss Per Common Share

Basic net loss per common share is computed based upon the weighted average common shares outstanding as defined by ASC No. 260, Earnings Per Share.  Diluted net loss per common share includes the dilutive effects of stock options, warrants and stock equivalents.  To the extent stock options, stock equivalents and warrants are antidilutive, they are excluded from the calculation of diluted net loss per share.  For the year ended December 31, 2012, 6,867,705 shares issuable upon the exercise of stock options and warrants were not included in the computation of diluted net loss per share because their inclusion would be antidilutive.  For the year ended December 31, 2011, 10,461,455 shares issuable upon the exercise of stock options and warrants and 823,157 shares issuable upon the conversion of convertible debt, were not included in the computation of net loss per share because their inclusion would be antidilutive.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share for the years ended December 31, 2012 and 2011:

	Year Ended
	December 31,
	2012	2011
Numerator:
Net loss	$(4,030,641)	$(1,593,173)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,611,758	37,619,208
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,611,758	37,619,208

Net loss per share:
Basic	$(0.10)	$(0.04)
Diluted	$(0.10)	$(0.04)